FINANCE LEASE - Finance Lease Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Lease Receivables
Finance lease receivable	$ 4,058,319	$ 6,502,870
Unearned financial income	(871,630)	(1,355,568)
Net investment in the lease	3,186,689	5,147,302
Finance Lease Receivables
Financial Lease Receivables
Allowance for losses	82,052	97,130
Up to 1 year [member]
Financial Lease Receivables
Finance lease receivable	1,783,106	2,627,616
More than a year up to two years
Financial Lease Receivables
Finance lease receivable	1,167,248	2,032,214
From two to three years
Financial Lease Receivables
Finance lease receivable	665,603	1,147,353
From three to five years
Financial Lease Receivables
Finance lease receivable	421,983	681,233
More than five years [member]
Financial Lease Receivables
Finance lease receivable	$ 20,379	$ 14,454